UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13FCOVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
					[x] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	Marque Millennium Capital Management,LLC
Address:	655 Third Avenue
		19th Floor
		New York, NY 10017

13F File Number:  28-6914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:		Wilfred J. Meckel II
Title:		Senior Managing Director
Phone:		(212) 759-6800
Signature, Place, and Date of Signing:

Wilfred J. Meckel II, New York, New York, October 24, 2003

Report Type (Check only one):

[x ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE

[  ] 	13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  0

[PAGE]
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $244,423

List of Other Included Managers:	None

No.13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aetna Incorporated             COM              00817Y108     7645   125265 SH       SOLE                    52795             72470
American Intnl. Group          COM              026874107     7116   123320 SH       SOLE                    55530             67790
Bank of America                COM              060505104     5803    74359 SH       SOLE                    32047             42312
Banknorth Group                COM              06646R107     5682   201330 SH       SOLE                    85200            116130
Barr Laboratories              COM              068306109     3875    56805 SH       SOLE                    24705             32100
Bellsouth                      COM              079860102     5477   231300 SH       SOLE                    99490            131810
Black & Decker                 COM              091797100     4883   120410 SH       SOLE                    51090             69320
Burlington Resources           COM              122014103     4787    99315 SH       SOLE                    41275             58040
Canadian Natl. Railway         COM              136375102     5884   113105 SH       SOLE                    48115             64990
Chevron Texaco Corp.           COM              166764100     4511    63135 SH       SOLE                    27747             35388
Cisco Systems                  COM              17275R102     2792   142525 SH       SOLE                    60945             81580
Citigroup Inc.                 COM              172967101     8980   197329 SH       SOLE                    85914            111415
Comcast Corp. Spl.A            COM              2003ON200     6304   212700 SH       SOLE                    91240            121460
Compass Bancshares             COM              20449H109     6625   190920 SH       SOLE                    82940            107980
Computer Sciences Corp.        COM              205363104     2640    70270 SH       SOLE                    28420             41850
Darden Restaurants             COM              237194105     4389   231000 SH       SOLE                   104150            126850
Devon Energy                   COM              25179m103     8075   167556 SH       SOLE                    73184             94372
Dover Corp.                    COM              260003108     4008   113305 SH       SOLE                    59295             54010
EMC Corporation                COM              268648102     3005   237900 SH       SOLE                   107370            130530
Emerson Electric               COM              291011104     2482    47150 SH       SOLE                    20190             26960
Engelhard                      COM              292845104     2693    97340 SH       SOLE                    41550             55790
Fluor Corp. (New)              COM              343412102     6871   184060 SH       SOLE                    79270            104790
General Electric               COM              369604103     5590   187533 SH       SOLE                    78083            109450
Hewlett-Packard                COM              428236103     4761   245930 SH       SOLE                   105510            140420
Home Depot                     COM              437076102     4493   141060 SH       SOLE                    58460             82600
JPM Chase & Co.                COM              46625H100     5074   147790 SH       SOLE                    61840             85950
Kerr McGee Corp.               COM              492386107     5374   120380 SH       SOLE                    51530             68850
Kinder Morgan Inc.             COM              49455P101     7933   146880 SH       SOLE                    59820             87060
Laboratory Corp. hld new       COM              50540R409     6970   242870 SH       SOLE                   107110            135760
Liberty Media Group            COM              530718105     3966   397830 SH       SOLE                   144330            253500
Marsh & McLennan               COM              571748102     4809   101010 SH       SOLE                    41760             59250
Marshall & Isley               COM              571834100     4975   157840 SH       SOLE                    68340             89500
Masco Corp.                    COM              574599106     5056   206550 SH       SOLE                    88520            118030
Meadwestvaco                   COM              583334107     3773   147960 SH       SOLE                    63720             84240
Nabors Industries              COM              G6359F103     3648    97920 SH       SOLE                    41590             56330
Oncor, Inc.                    COM              682311105        0    10000 SH       SOLE                    10000
Pepsico                        COM              713448108     5289   115415 SH       SOLE                    49905             65510
Pfizer Inc.                    COM              717081103     6844   225280 SH       SOLE                   102210            123070
Praxair Inc.                   COM              74005P104     6303   101750 SH       SOLE                    45645             56105
Prudential                     COM              744320102     6636   177630 SH       SOLE                    74040            103590
Sovereign Bancorp Inc.         COM              845905108     5247   282835 SH       SOLE                   121265            161570
Texas Instruments              COM              882508104     2445   107230 SH       SOLE                    46060             61170
U.S. Bancorp                   COM              902973304     5011   208880 SH       SOLE                    87410            121470
United Technologies            COM              913017109     6912    89444 SH       SOLE                    37500             51944
Verizon Communications         COM              92343V104     4311   132905 SH       SOLE                    54505             78400
Washington Mutual              COM              939322103     5366   136300 SH       SOLE                    56580             79720
Wellpoint Health Ntwk          COM              94973H108     2318    30075 SH       SOLE                    12885             17190
XL Capital Ltd.                COM              G98255105     6790    87682 SH       SOLE                    36750             50932